UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

345 Romona Rd.

Wilmette, IL  60091

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

345 Romona Rd.

Wilmette, IL  60091

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Georgetowne Long/Short Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares			Value

COMMON STOCK - 95.12%

Air Transportation, Scheduled - 0.38%
500	UAL Corp.		$ 4,155

Aircraft Parts & Auxiliary Equipment - 2.40%
300	Rockwell Collins, Inc.		14,907
300	Transdigm Group, Inc. *		11,043
			25,950
Commercial Printing - 0.74%
300	RR Donnelley & Sons Co.		8,010

Communications Services - 2.12%
600	Crown Castle International Corp. *		22,920

Computer Communications Equipment - 8.16%
2,200	Lanoptics Ltd. * †		39,712
2,700	Lanoptics Ltd. *		48,537
			88,249
Electric Services - 3.40%
1200	Mirant Corp. *		36,732

Electromedical & Electrotherapeutic Apparatus - 1.72%
400	St. Jude Medical, Inc. *		18,632

Electronic Computers - 1.82%
800	Dell, Inc. * †		19,656

Farm Machinery & Equipment - 5.36%
500	Agco Corp. *		29,925
400	Deere & Co.		28,064
			57,989
Gas & Other Services Combined - 1.72%
1,400	Clean Energy Fuels *		18,620

Gold & Silver Ores - 2.52%
1,500	Kinross Gold Corp.		27,225

Guided Missiles & Space Vehicles & Parts - 2.89%
300	Lockheed Martin Corp.		31,299

Heavy Construction Other Than Building Contruction - Contractors - 1.92%
1,500	Orion Marine Group *		20,775

Hospital & Medical Service Plans - 4.54%
1,000	UnitedHealth Group, Inc.		28,080
400	Wellpoint Health Networks, Inc. *		20,980
			49,060
Industrial Instruments for Measurement, Display and Control - 0.90%
200	Esterline Technologies Corp. * †		9,756

Natural Gas Transmission - 1.66%
1,000	El Paso Corp.		17,930

Oil & Gas Field Services - 1.18%
400	Helix Energy Solutions Group, Inc. *		12,772

Ordinance & Accessories, (No Vehicles/Guided Missiles) - 0.52%
1,000	Allied Defense Group, Inc. *		5,620

Pharmaceutical Preparations - 2.62%
200	Glaxosmithkline Plc		9,312
500	Hospira, Inc. *		19,080
			28,392
Radio & TV Broadcasting & Communications Equipment - 1.82%
200	L-3 Communications Holdings, Inc.		19,738

Radiotelephone Communications - 2.68%
100	Mobile Telesystems OJSC *		7,140
400	NII Holdings, Inc. *		21,864
			29,004
Retail-Auto & Home Supply Stores - 1.36%
2,000	Pep Boys Manny Moe & Jack		14,760

Retail-Department Stores - 1.50%
200	Sears Holdings Corp. *		16,200

Retail-Drug Stores & Proprietary Stores - 0.64%
292	Pharmerica Corp. * †		6,906

Retail-Family Clothing Stores - 2.72%
2,100	American Eagle Outfitters, Inc.		29,400

Retail-Miscellaneous Shopping Goods Stores - 1.04%
2,300	Borders Group, Inc.		11,270

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.69%
500	Northrop Grumman Corp.		33,695
300	Raytheon Co.		17,079
			50,774
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.87%
200	NYSE Group, Inc.		9,448

Semiconductors & Related Devices - 1.04%
700	Cavium Networks, Inc. *		11,235

Services-Business Services - 4.96%
500	Fidelity National Information Services, Inc.		9,475
250	Lender Processing Services, Inc.		8,338
1,000	Mercadolibre, Inc. *		35,850
			53,663
Services-Computer Programming, Data Processing - 1.31%
30	Google, Inc.*		14,212

Services-Engineering, Accounting, Research, Management - 1.75%
1,000	Saic, Inc. *		18,890

Services-Management Consulting Services - 2.56%
1,500	Navigant Consulting *		27,720

Services-Miscellaneous Health & Allied Services - 4.65%
900	Davita, Inc. *		50,265

Services-Nursing & Personal Care Facilities - 4.95%
1900	Emeritus Corp. *		32,015
800	Kindred Healthcare, Inc. * †		21,576
			53,591
Services-Offices & Clinics of Doctors of Medicine - 1.98%
800	Amsurg Corp. *		21,440

Surgical & Medical Instruments & Apparatus - 3.08%
2,800	Boston Scientific Corp. *		33,292

Telephone Communications (No Radiotelephone) - 2.36%
200	America Movil SAB		10,098
500	AT&T Corp.		15,405
			25,503
Transportation Services - 1.09%
600	Expedia, Inc. * †		11,742

Wholesale-Drugs, Proprietaries & Druggists; Sundries - 1.49%
300	Cardinal Health, Inc. †		16,119

TOTAL FOR COMMON STOCK (Cost $1,089,392) - 95.12%			$ 1,028,914

CALL OPTIONS PURCHASED

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price
	Lanoptics Ltd.
200	January 2010 Call @ 12.50		1,660
500	January 2010 Call @ 15.00		3,500

Total (Premiums Paid $4,001) - 0.48%			$ 5,160

SHORT TERM INVESTMENTS - 33.01%
113,612	First American Treasury Obligation Fund Class Y 1.64% ** (Cost $113,612)		113,612

TOTAL INVESTMENTS (Cost $1,450,422) - 128.61%			1,147,686

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.61)%			(66,032)

NET ASSETS - 100.00%			$ 1,081,654

* Non-income producing securities during the period.
† Security is pledged as Collateral for Securities Sold Short.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

Georgetowne Long/Short Fund
Schedule of Securities Sold Short
July 31, 2008 (Unaudited)

Shares			Value
400	Amazon Com, Inc. *		$ 30,536
600	Buffalo Wild Wings, Inc. *		19,758
200	Danaher Corp.		15,930
300	Darden Rest		9,771
700	Emergency Medical Services Corp. *		18,914
200	Ebay, Inc. *		5,034
200	Henry Schein, Inc. *		10,712
800	Papa Johns International, Inc. *		22,632
400	Patterson Companies, Inc. *		12,492
400	Polaris Industries, Inc.		17,120
1,600	Skilled Healthcare Group, Inc. *		23,376
400	Steinway Musical Instruments *		11,088
1,000	Texas Roadhouse, Inc. *		9,280
400	Tim Hortons, Inc.		10,876
800	Urban Outfitters, Inc. *		26,408
400	VCA Antech, Inc. *		11,656
	Total Securities Sold Short (Proceeds - $246,429)		$ 255,583

	Georgetowne Long/Short Fund
	Schedule of Call Options Written
	July 31, 2008 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Agco Corp.
November 2008 Call @ 60.00		500	$ 3,650

American Eagle Outfitters, Inc.
August 2008 Call @ 15.00		700	245

Amsurg Corp.
December 2008 Call @ 25.00		800	2,720

Borders Group, Inc.
August 2008 Call @ 7.50		1,000	50

Boston Scientific Corp.
November 2008 Call @ 12.50		2,800	2,800

Clean Energy Fuels
September 2008 Call @ 12.50		1,400	2,730

Davita, Inc.
October 2008 Call @ 50.00		400	2,920
January 2009 Call @ 45.00		500	6,450

Deere & Co.
December 2008 Call @ 80.00		400	1,440

Glaxosmithkline Plc
November 2008 Call @ 45.00		200	740

Helix Energy Solutions Group, Inc.
December 2008 Call @ 40.00		400	480

Hospira, Inc.
November 2008 Call @ 40.00		500	925

Lanoptics Ltd.
August 2008 Call @ 15.00		2,500	9,000

Mercadolibre, Inc.
December 2008 Call @ 25.00		1,000	13,600

Mobile Telesystems OJSC
December 2008 Call @ 80.00		100	440

Navigant Consulting
January 2009 Call @ 20.00		1,500	3,150

NYSE Group, Inc.
September 2008 Call @ 60.00		200	104

Saic, Inc.
August 2008 Call @ 20.00		1,000	150

Transdigm Group, Inc.
August 2008 Call @ 35.00		300	960

Total (Premiums Received $46,919)			$ 52,554

	Georgetowne Long/Short Fund
	Notes to Financial Statements
	January 31, 2008 (Unaudited)

1. SECURITY TRANSACTIONS
At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,450,422 amounted to $74,108 which consisted of aggregate gross unrealized appreciation of
$107,065 and aggregate gross unrealized depreciation of $181,172.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 892,103	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 892,103	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 24, 2008